UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Benjamin C. Bell, Jr.
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/08

Date of reporting period:  2/29/08

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)			February 29, 2008

	Security Description	Shares	Value
	COMMON STOCKS - 89.8%
	Basic Resources - 7.5%
	Dynamic Materials Corp.+	47,300	$2,695,627
	Jaguar Mining, Inc.*f	70,900	953,605
	Olympic Steel, Inc.	33,400	1,379,420
	Scorpio Mining Corporation*f	636,300	981,022
	Western Goldfields, Inc.*f	296,300	1,111,125
			7,120,799
	Business Services - 11.1%
	China Fire & Security Group, Inc.*+	126,600	1,528,062
	Cornell Companies, Inc.*	174,900	3,639,669
	Darling International, Inc.*	199,000	2,766,100
	Website Pros, Inc.*+	240,000	2,649,600
			10,583,431
	Consumer Merchandising - 3.7%
	Casual Male Retail Group, Inc.*	136,600	527,276
	Coldwater Creek, Inc.*+	98,800	546,364
	Ulta Salon, Cosmetics & Fragrances, Inc.*+	86,600	1,213,266
	Wet Seal, Inc.*	414,600	1,185,756
			3,472,662
	Consumer Non Durables - 3.6%
	TASER International, Inc.*+	104,700	1,179,969
	True Religion Apparel, Inc.*+	110,700	2,261,601
			3,441,570
	Consumer Services - 6.3%
	Aces Wired, Inc.*	200,000	1,300,000
	Calavo Growers, Inc.	89,000	1,706,130
	Omega Protein Corp.*	278,200	2,948,920
			5,955,050
	Consumer Staples - 3.4%
	HQ Sustainable Maritime Industries, Inc.*	133,800	1,779,540
	Zhongpin, Inc.*+	115,200	1,487,232
			3,266,772
	Electronic Components - 3.0%
	CEVA, Inc.*+	194,700	1,660,791
	Pericom Semiconductor Corp.*	90,100	1,201,033
			2,861,824
	Electronic Technology - 2.4%
	Super Micro Computer, Inc.*	129,100	1,159,318
	Ultralife Batteries, Inc.*	82,700	1,166,897
			2,326,215
	Energy - 9.1%
	Approach Resources, Inc.*	101,700	1,420,749
	Canadian Solar, Inc.*f	62,800	1,190,060
	Furmanite Corporation*	220,900	2,425,482
	Superior Well Services, Inc.*	50,700	1,310,595
	T-3 Energy Services, Inc.*+	45,800	2,261,146
			8,608,032
	Healthcare Products - 2.9%
	Symmetry Medical, Inc.*	152,400	2,712,720
	Healthcare Services - 6.6%
	HMS Holdings Corp.*+	89,300	2,443,248
	Sun Healthcare Group, Inc.*	187,400	2,762,276
	Transcend Services, Inc.*	108,400	1,015,708
			6,221,232
	Healthcare Technology - 7.3%
	AFP Imaging Corp.*	212,212	123,083
	Durect Corporation*+	229,900	1,142,603
	Genomic Health, Inc.*+	30,700	585,449
	Natus Medical, Inc.*	100,400	1,906,596
	Phase Forward*	78,100	1,244,133
	Vnus Medical Technologies, Inc.*	100,800	1,883,952
			6,885,816
	Industrial - 10.1%
	Fushi Copperweld, Inc.*+	69,300	1,217,601
	Harbin Electric, Inc.*+	40,800	811,920
	Lindsay Corporation+	41,100	3,231,282
	Matrix Services Co.*	69,400	1,411,596
	Titan Machinery, Inc.*	106,400	1,916,264
	Wonder Auto Technology, Inc.*	106,400	981,008
			9,569,671
	Media - 1.7%
	DG FastChannel, Inc.*	80,300	1,621,257
	Technology Services & Software - 5.7%
	Aladdin Knowledge Systems Ltd.*f	122,380	2,596,904
	PROS Holdings, Inc.*	121,700	1,573,581
	Virtusa Corp.*+	114,600	1,252,578
			5,423,063
	Telecommunications - 2.9%
	Ceragon Networks Ltd.*f+	164,900	1,428,034
	Globecomm Systems, Inc.*+	147,400	1,298,594
			2,726,628
	Transportation - 2.5%
	Paragon Shipping, Inc.+f	149,100	2,391,564
	TOTAL COMMON STOCKS (Cost $79,301,273)		85,188,306

	WARRANTS - 0.0%
	Grill Concepts, Inc. Warrants, Strike price $8.05, Expiration 7/13/2012*	35,000	4,375
	TOTAL WARRANTS (Costs $4,400)
		Principal
		Amount
	SHORT TERM INVESTMENTS - 12.1%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 12.1%
	Federal Home Loan Bank Discount Note, 0.000%, 3/03/2008	$11,496,849	11,496,849
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	2,720	2,720
	TOTAL SHORT TERM INVESTMENTS (Cost $11,499,569)		11,499,569
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.1%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	14,352,225	14,352,225
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $14,352,225)			14,352,225
	Total Investments 117.0% (Cost $105,157,467)		111,044,475
	Liabilities in Excess of Other Assets - (17.0)%		(16,164,050)
	TOTAL NET ASSETS - 100.0%		$94,880,425

*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)			February 29, 2008

Security Description		Shares	Value
	COMMON STOCKS - 96.1%
	Basic Resources - 9.4%
	Cosan Ltd.*f	22,600	$339,000
	Dynamic Materials Corp.	17,000	968,830
	Jaguar Mining, Inc.*f	29,600	398,120
	Olympic Steel, Inc.	11,700	483,210
	Silver Wheaton Corp.*f	15,300	264,996
	Stillwater Mining Co.*	26,500	544,045
			2,998,201
	Business Services - 13.5%
	China Fire & Security Group, Inc.*+	40,500	488,835
	Cornell Companies, Inc.*+	56,300	1,171,603
	Corrections Corporation of America*	13,500	362,610
	Darling International, Inc.*	70,800	984,120
	Geo Group, Inc.*	22,600	603,194
	Website Pros, Inc.*	62,500	690,000
			4,300,362
	Consumer Merchandising - 2.8%
	Guess ?, Inc.	11,900	489,447
	Phillips-Van Heusen Corp.	10,900	397,959
			887,406
	Consumer Non Durables - 3.9%
	TASER International, Inc.*+	45,800	516,166
	True Religion Apparel, Inc.*+	35,900	733,437
			1,249,603
	Consumer Services - 3.5%
	Bally Technologies, Inc.*	15,600	591,396
	Strayer Education, Inc.	3,400	529,380
			1,120,776
	Electronic Components - 1.3%
	Pericom Semiconductor Corp.*	30,900	411,897
	Electronic Technology - 1.2%
	Ultralife Batteries, Inc.*+	28,300	399,313
	Energy - 12.0%
	Furmanite Corporation*	29,100	319,518
	Ja Solar Holdings Co., Ltd. - ADR*	42,900	613,041
	Massey Energy Co.	15,600	596,856
	Petrohawk Energy Corp.*	27,900	504,432
	Songa Offshore ASA*f	37,800	549,208
	T-3 Energy Services, Inc.*	16,400	809,668
	Unit Corp.*	7,800	430,170
			3,822,893
	Financial Services & Software - 2.7%
	FCStone Group, Inc.*	5,400	251,856
	Investment Technology Group, Inc.*	13,400	624,172
			876,028
	Healthcare Products - 6.4%
	Alexion Pharmaceuticals, Inc.*	8,000	484,880
	Auxilium Pharmaceuticals, Inc.*	12,700	406,908
	Symmetry Medical, Inc.*+	43,200	768,960
	Xenoport, Inc.*	7,800	399,126
			2,059,874
	Healthcare Services - 5.1%
	HMS Holdings Corp.*	31,800	870,048
	Sun Healthcare Group, Inc.*	50,700	747,318
			1,617,366
	Healthcare Technology - 6.3%
	Cepheid*+	31,200	863,616
	Durect Corp.*+	57,100	283,787
	Genomic Health, Inc.*+	11,200	213,584
	Natus Medical, Inc.*	10,600	201,294
	Phase Forward*	28,100	447,633
			2,009,914
	Industrial - 12.7%
	Bucyrus International, Inc.	4,800	479,424
	Chart Industries, Inc.*	13,100	449,461
	Chicago Bridge & Iron Co. NVf	9,600	446,592
	Fushi Copperweld, Inc.*+	25,500	448,035
	Greif, Inc.	6,100	398,879
	Harbin Electric, Inc.*	15,000	298,500
	Lindsay Corporation	15,100	1,187,162
	Matrix Service Co.*	17,300	351,882
			4,059,935
	Technology Services & Software - 8.1%
	Aladdin Knowledge Systems Ltd.*f	44,285	939,727
	Perfect World Co., Ltd. - ADR*	11,400	308,142
	PROS Holdings, Inc.*+	24,300	314,199
	Sohu.com, Inc.*	12,700	572,516
	Virtusa Corp.*+	40,600	443,758
			2,578,342
	Telecommunications - 1.4%
	Ceragon Networks Ltd.*f+	52,400	453,784
	Transportation - 5.8%
	DryShips, Inc.f	12,500	941,250
	Kirby Corp.*	14,800	667,184
	Old Dominion Freight Line, Inc.*	8,400	228,900
			1,837,334
	TOTAL COMMON STOCKS (Cost $29,122,213)		30,683,028
		Principal
		Amount
	SHORT TERM INVESTMENTS - 4.1%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 3.2%
	Federal Home Loan Bank Discount Note, 0.000%, 3/03/2008	$1,042,896	1,042,896
	VARIABLE RATE DEMAND NOTES - 0.9%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	278,917	278,917
	TOTAL SHORT TERM INVESTMENTS (Cost $1,321,813)		1,321,813
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.4%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	3,946,925	3,946,925
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $3,946,925)			3,946,925
	Total Investments 112.6% (Cost $34,390,951)		35,951,766
	Liabilities in Excess of Other Assets - (12.6)%		(4,010,047)
	TOTAL NET ASSETS - 100.0%		$31,941,719

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)			February 29, 2008

	Security Description	Shares	Value
	COMMON STOCKS - 94.0%
	Basic Resources - 10.7%
	Barrick Gold Corp.f	17,400	$903,930
	Cleveland-Cliffs, Inc.	4,100	489,786
	Cosan Ltd.*f	42,400	636,000
	FMC Corp.	26,900	1,522,809
	Pan American Silver Corp.*f	14,300	572,000
	Yamana Gold, Inc.f	45,100	811,349
			4,935,874
	Chemicals - 1.8%
	Mosaic Co.*	7,400	823,620
	Consumer Durables - 0.9%
	SPDR S&P Homebuilders	21,000	428,400
	Consumer Merchandising - 6.1%
	GameStop Corp.*	12,600	533,736
	Guess ?, Inc.	16,200	666,306
	Phillips-Van Heusen Corp.	15,400	562,254
	Urban Outfitters, Inc.*	35,600	1,024,568
			2,786,864
	Consumer Non Durables - 1.6%
	Hansen Natural Corp.*+	17,500	726,250
	Consumer Services - 2.8%
	Bally Technologies, Inc.*	11,900	451,129
	Dolby Laboratories, Inc.*	19,200	849,600
			1,300,729
	Electronic Components - 3.2%
	Cree, Inc.*	14,400	444,960
	MEMC Electronic Materials, Inc.*	13,500	1,029,780
			1,474,740
	Energy - 21.8%
	Cameron International Corp.*	15,100	641,448
	CONSOL Energy, Inc.	13,500	1,025,730
	Duvernay Oil Corp.*f	19,200	716,712
	First Solar, Inc.*	5,800	1,190,160
	Foundation Coal Holdings, Inc.	12,800	739,456
	Helmerich & Payne, Inc.	14,500	650,035
	Nabors Industries Ltd.*f	19,400	611,682
	National-Oilwell, Inc.*	10,100	629,230
	Quicksilver Resources, Inc.*	40,000	1,376,000
	Range Resources Corp.	15,100	923,818
	SandRidge Energy, Inc.*	15,800	594,712
	Transocean, Inc.*f	6,605	928,069
			10,027,052
	Financial Institutions - 3.9%
	CME Group, Inc.	1,400	718,620
	InterContinental Exchange, Inc.*	4,200	547,260
	Northern Trust Corp.	7,900	534,277
			1,800,157
	Financial Services & Software - 5.1%
	Investment Technology Group, Inc.*	17,500	815,150
	Mastercard, Inc.	8,000	1,520,000
			2,335,150
	Healthcare Services - 3.2%
	Covance Inc.*	11,300	953,833
	Sun Healthcare Group, Inc.*	36,800	542,432
			1,496,265
	Healthcare Technology - 8.8%
	Gen-Probe, Inc.*	8,700	415,947
	Hologic, Inc.*+	11,100	669,441
	Intuitive Surgical, Inc.*	3,100	873,952
	Millennium Pharmaceuticals, Inc.*	28,600	400,114
	ResMed, Inc.*	22,000	890,780
	Varian Medical Systems, Inc.*	15,700	823,465
			4,073,699
	Industrial - 14.1%
	AGCO Corp.*	20,500	1,329,630
	Bucyrus International, Inc.	9,300	928,884
	Chicago Bridge & Iron Co. NVf	22,100	1,028,092
	Flowserve Corp.	8,600	936,540
	Fluor Corp.	7,100	988,675
	Greif, Inc.	8,000	523,120
	Manitowoc Co.	19,200	782,208
			6,517,149
	REITS - 1.0%
	SL Green Realty Corp.	5,000	457,500
	Technology Services & Software - 5.0%
	Baidu.com, Inc. - ADR*	2,000	502,660
	Salesforce.com*	15,300	913,716
	Sohu.com, Inc.*	19,700	888,076
			2,304,452
	Transportation - 4.0%
	Dryships, Inc.f	17,400	1,310,220
	JB Hunt Transport Services, Inc.	19,300	528,241
			1,838,461
	TOTAL COMMON STOCKS (Cost $41,089,771)		43,326,362
		Principal
		Amount
	SHORT TERM INVESTMENTS - 3.9%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 3.9%
	Federal Home Loan Bank Discount Note, 0.000%, 3/03/2008	$1,775,822	1,775,822
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	274	274
	TOTAL SHORT TERM INVESTMENTS (Cost $1,776,096)		1,776,096
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.6%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	1,209,225	1,209,225
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $1,209,225)			1,209,225
	Total Investments 100.5% (Cost $44,075,092)		46,311,683
	Liabilities in Excess of Other Assets - (0.5)%		(242,155)
	TOTAL NET ASSETS - 100.0%		$46,069,528

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)		February 29, 2008

	Security Description	Shares	Value
	COMMON STOCKS - 92.1%
	Basic Resources - 10.4%
	Barrick Gold Corp.f	23,700	$1,231,215
	Cleveland-Cliffs, Inc.	5,400	645,084
	Cosan Ltd.*f	55,800	837,000
	FMC Corp.	30,600	1,732,266
	Pan American Silver Corp.*f	18,800	752,000
	Yamana Gold, Inc.f	61,200	1,100,988
			6,298,553
	Chemicals - 1.8%
	Mosaic Co.*	9,700	1,079,610
	Consumer Durables - 0.9%
	SPDR S&P Homebuilders	27,600	563,040
	Consumer Merchandising - 7.5%
	Costco Wholesale Corp.	13,500	835,920
	GameStop Corp.*	16,600	703,176
	Guess ?, Inc.	22,200	913,086
	Phillips-Van Heusen Corp.	20,500	748,455
	Urban Outfitters, Inc.*	46,800	1,346,904
			4,547,541
	Consumer Non Durables - 1.4%
	Hansen Natural Corp.*+	20,100	834,150
	Consumer Services - 4.6%
	Bally Technologies, Inc.*	16,100	610,351
	Dolby Laboratories, Inc.*	26,000	1,150,500
	Omega Protein Corp.*	99,300	1,052,580
			2,813,431
	Electronic Components - 3.2%
	Cree, Inc.*	19,100	590,190
	MEMC Electronic Materials, Inc.*	17,900	1,365,412
			1,955,602
	Electronic Technology - 0.9%
	Ultalife Batteries, Inc.*	40,800	575,688
	Energy - 15.8%
	CONSOL Energy, Inc.	13,700	1,040,926
	Duvernay Oil Corp.*f	25,300	944,418
	First Solar, Inc.*	7,700	1,580,040
	Foundation Coal Holdings, Inc.	16,900	976,313
	Helmerich & Payne, Inc.	18,900	847,287
	Nabors Industries Ltd.*f	25,300	797,709
	National-Oilwell, Inc.*	10,900	679,070
	Range Resources Corp.	15,400	942,172
	SandRidge Energy, Inc.*	21,200	797,968
	Transocean, Inc.*f	6,814	957,435
			9,563,338
	Financial Institutions - 2.4%
	CME Group, Inc.	1,400	718,620
	InterContinental Exchange, Inc.*	5,500	716,650
			1,435,270
	Financial Services & Software - 5.1%
	Investment Technology Group, Inc.*	23,600	1,099,288
	Mastercard, Inc.	10,300	1,957,000
			3,056,288
	Healthcare Services - 3.3%
	Covance, Inc.*	14,900	1,257,709
	Sun Healthcare Group, Inc.*	48,400	713,416
			1,971,125
	Healthcare Technology - 9.0%
	Gen-Probe, Inc.*	11,400	545,034
	Hologic, Inc.*	14,700	886,557
	Intuitive Surgical, Inc.*	4,000	1,127,680
	Millennium Pharmaceuticals, Inc.*	40,300	563,797
	ResMed, Inc.*	29,900	1,210,651
	Varian Medical Systems, Inc.*	20,700	1,085,715
			5,419,434
	Industrial - 14.5%
	AGCO Corp.*	28,600	1,854,996
	Bucyrus International, Inc.	12,200	1,218,536
	Chicago Bridge & Iron Co. NVf	28,000	1,302,560
	Flowserve Corp.	11,200	1,219,680
	Fluor Corp.	9,900	1,378,575
	Greif, Inc.	10,600	693,134
	Manitowoc Co.+	26,800	1,091,832
			8,759,313
	REITS - 1.0%
	SL Green Realty Corp.	6,600	603,900
	Technology Services & Software - 6.2%
	Baidu.com, Inc. - ADR*	2,700	678,591
	Blue Coat Systems, Inc.*+	28,600	671,528
	Salesforce.com*	20,300	1,212,316
	Sohu.com, Inc.*	26,100	1,176,588
			3,739,023
	Transportation - 4.1%
	DryShips, Inc.f	23,000	1,731,900
	JB Hunt Transport Services, Inc.	27,400	749,938
			2,481,838
	TOTAL COMMON STOCKS (Cost $54,336,491)		55,697,144
		Principal
		Amount
	SHORT TERM INVESTMENTS - 4.6%
	UNITED STATES GOVERNMENT AGENCY ISSUES - 4.6%
	Federal Home Loan Bank Discount Note, 0.000%, 3/03/2008	$2,783,721	2,783,721
	VARIABLE RATE DEMAND NOTES - 0.0%	Shares
	SEI Daily Income Trust Treasury Fund - Class B	768	768
	TOTAL SHORT TERM INVESTMENTS (Cost $2,784,489)		2,784,489
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.9%
	Boston Global Investment Trust Enhanced Portfolio, L.P.	1,773,975	1,773,975
TOTAL INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $1,773,975)			1,773,975
	Total Investments 99.6% (Cost $58,894,955)		60,255,608
	Assets in Excess of Other Liabilities - 0.4%		215,828
	TOTAL NET ASSETS - 100.0%		$60,471,436

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security
+	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

	Micro Cap Portfolio	Small Cap Portfolio	Mid Cap Portfolio	Growth Portfolio
Cost of Investments	$105,217,986	$34,397,079	$44,167,030	$59,041,498

Gross unrealized appreciation	9,485,875	3,103,085	4,117,981	4,701,174
Gross unrealized depreciation	(3,659,386)	(1,548,398)	(1,973,328)	(3,487,064)
Net unrealized appreciation	$ 5,826,489	$ 1,554,687	$ 2,144,653	$ 1,214,110

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brazos Mutual Funds

By (Signature and Title)    /s/ Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., President & Treasurer

Date    March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Benjamin C. Bell, Jr.
Benjamin C. Bell, Jr., President & Treasurer

Date    March 25, 2008